Consolidated Statements of Changes in Shareholders' Equity ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares		Treasury stock CNY (¥) shares		Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2022	¥ 273,533		¥ 0	[1]	¥ (2,493)		¥ 184,041	¥ 3,473	¥ (959)	¥ 29,304	¥ 60,167
Balance (in shares) at Dec. 31, 2022 | shares			3,179,673,067
Balance (in shares) at Dec. 31, 2022 | shares					(43,993,820)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	472		¥ 0				472
Issuance of ordinary shares (in shares) | shares			3,761,270		0
Dividends	(6,784)									(6,784)
Repurchase of ordinary shares	(2,497)				¥ (2,497)
Repurchase of ordinary shares (in shares) | shares					(22,678,980)
Exercise of share-based awards	47				¥ 120		(73)
Exercise of share-based awards (in shares) | shares					1,485,726
Share-based compensation and vesting of share-based awards	4,872				¥ 1,461		453				2,958
Share-based compensation and vesting of share-based awards (in shares) | shares					19,416,652
Net income/(loss)	23,257									24,167	(910)
Translation adjustments and hedge of net investments in foreign operations, net of tax	1,374								1,862		(488)
Statutory reserves								2,636		(2,636)
Change of the capital from non-controlling interest shareholders	1,491						(690)				2,181
Others	1						1
Balance at Dec. 31, 2023	295,766		¥ 0	[1]	¥ (3,409)		184,204	6,109	903	44,051	63,908
Balance (in shares) at Dec. 31, 2023 | shares			3,183,434,337
Balance (in shares) at Dec. 31, 2023 | shares					(45,770,422)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	474		¥ 0	[1]	¥ 0	[1]	474
Issuance of ordinary shares (in shares) | shares			4,119,434		0
Dividends	(8,258)									(8,258)
Repurchase of ordinary shares	(25,912)				¥ (25,912)
Repurchase of ordinary shares (in shares) | shares					(255,278,178)
Exercise of share-based awards	12				¥ 12		0
Exercise of share-based awards (in shares) | shares					122,670
Share-based compensation and vesting of share-based awards	2,935				¥ 1,570		(589)				1,954
Share-based compensation and vesting of share-based awards (in shares) | shares					16,805,414
Net income/(loss)	44,660									41,359	3,301
Translation adjustments and hedge of net investments in foreign operations, net of tax	1,020								518		502
Statutory reserves								579		(579)
Change of the capital from non-controlling interest shareholders	(682)						(951)				269
Acquisition of subsidiaries and assets	3,532										3,532
Others	(734)						(734)
Balance at Dec. 31, 2024	¥ 312,813		¥ 0	[1]	¥ (27,739)		182,404	6,688	1,421	76,573	73,466
Balance (in shares) at Dec. 31, 2024 | shares			3,187,553,771
Balance (in shares) at Dec. 31, 2024 | shares	(284,120,516)	(284,120,516)			(284,120,516)
Increase (Decrease) in Stockholders' Equity
Dividends	¥ (10,318)									(10,318)
Repurchase of ordinary shares	(21,430)				¥ (21,430)
Repurchase of ordinary shares (in shares) | shares					(183,239,462)
Cancellation of Class A ordinary shares			¥ 0	[1]	¥ 38,877		(38,877)
Cancellation of Class A ordinary shares (in shares) | shares			(369,258,738)		369,258,738
Exercise of share-based awards	32				¥ 41		(9)
Exercise of share-based awards (in shares) | shares					352,086
Share-based compensation and vesting of share-based awards	4,716				¥ 2,377		1,060				1,279
Share-based compensation and vesting of share-based awards (in shares) | shares					21,301,372
Net income/(loss)	23,142	$ 3,309								19,631	3,511
Translation adjustments and hedge of net investments in foreign operations, net of tax	(3,308)								(2,596)		(712)
Statutory reserves								929		(929)
Change of the capital from non-controlling interest shareholders	(4,215)						4,586				(8,801)
Share of changes in the equity method investee's capital	(7,649)						(7,649)
Balance at Dec. 31, 2025	¥ 293,783	$ 42,010	¥ 0	[1]	¥ (7,874)		¥ 141,515	¥ 7,617	¥ (1,175)	¥ 84,957	¥ 68,743
Balance (in shares) at Dec. 31, 2025 | shares			2,818,295,033
Balance (in shares) at Dec. 31, 2025 | shares	(76,447,782)	(76,447,782)

[1]	Absolute value is less than RMB1 million or US$1 million.